UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO
SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

      Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

  X   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001748395 (Funding Depositor LLC)

CIM Trust 2025-I1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Phillip J. Kardis II, (212) 626-2300
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3 and 99.4 for the related information.

Item 3.	Exhibits

99.1 Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC ("SitusAMC")

Schedule 1 – Narrative

Schedule 2 – Title Report – Title Diligence Summary

Schedule 3 – Title Report – Title Diligence Exceptions

Schedule 4 – Securitization Report – Rating Agency Grades

Schedule 5 – Securitization Report – Exception Grades

Schedule 6 – Securitization Report – Valuation Summary

Schedule 7 – Securitization Report – Supplemental Data

Schedule 8 – Securitization Report – Supplemental HELOC

Schedule 9 – Securitization Report – Business Purpose

Schedule 10 – Securitization Report – Multi Property

Schedule 11 – Securitization Report – Multi Property Valuation

Schedule 12 – Securitization Report – Multi Property Units

99.2 Disclosure required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC ("Opus")

Schedule 1 – Narrative

Schedule 2 – RA Grades Summary

Schedule 3 – Standard Finding Final Report

Schedule 4 – Supplemental Data Extract

Schedule 5 – Data Compare Final Report

Schedule 6 – Business Purpose Supplement

Schedule 7 – Valuation Final Report

Schedule 8 – ATR QM Final Report

99.3 Disclosure required by Rule 15Ga-2 for Consolidated Analytics, Inc. ("Consolidated Analytics")

Schedule 1 – Narrative

Schedule 2 – Exception Standard Report

Schedule 3 – Compete Exception

Schedule 4 – Valuation Securitization Report

Schedule 5 – Securitization Aggregation

Schedule 6 – Data Compare Report

Schedule 7 – Supplemental Report

99.4 Disclosure required by Rule 15Ga-2 for Selene Diligence LLC ("Selene")

Schedule 1 – Narrative

Schedule 2 – Rating Agency Grades

Schedule 3 – Standard Filings Report

Schedule 4 – Valuation Report

Schedule 5 – Rating Agency Multi-Property Valuation Report

Schedule 6 – MLS Report

Schedule 7 – Supplemental Data Extract

Schedule 8 – Multi-Property Data Extract

Schedule 9 – Business Purpose Supplement Extract

Schedule 10 – Data Compare Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 16, 2025

Funding Depositor LLC (Securitizer)

By:	/s/ Jack L. Macdowell, Jr.
	Name:	Jack L. Macdowell, Jr.
	Title:	Vice President and Secretary

EXHIBIT INDEX

Exhibit Number

99.1 Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC ("SitusAMC")

Schedule 1 – Narrative

Schedule 2 – Title Report – Title Diligence Summary

Schedule 3 – Title Report – Title Diligence Exceptions

Schedule 4 – Securitization Report – Rating Agency Grades

Schedule 5 – Securitization Report – Exception Grades

Schedule 6 – Securitization Report – Valuation Summary

Schedule 7 – Securitization Report – Supplemental Data

Schedule 8 – Securitization Report – Supplemental HELOC

Schedule 9 – Securitization Report – Business Purpose

Schedule 10 – Securitization Report – Multi Property

Schedule 11 – Securitization Report – Multi Property Valuation

Schedule 12 – Securitization Report – Multi Property Units

99.2 Disclosure required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC ("Opus")

Schedule 1 – Narrative

Schedule 2 – RA Grades Summary

Schedule 3 – Standard Finding Final Report

Schedule 4 – Supplemental Data Extract

Schedule 5 – Data Compare Final Report

Schedule 6 – Business Purpose Supplement

Schedule 7 – Valuation Final Report

Schedule 8 – ATR QM Final Report

99.3 Disclosure required by Rule 15Ga-2 for Consolidated Analytics, Inc. ("Consolidated Analytics")

Schedule 1 – Narrative

Schedule 2 – Exception Standard Report

Schedule 3 – Compete Exception

Schedule 4 – Valuation Securitization Report

Schedule 5 – Securitization Aggregation

Schedule 6 – Data Compare Report

Schedule 7 – Supplemental Report

99.4 Disclosure required by Rule 15Ga-2 for Selene Diligence LLC ("Selene")

Schedule 1 – Narrative

Schedule 2 – Rating Agency Grades

Schedule 3 – Standard Filings Report

Schedule 4 – Valuation Report

Schedule 5 – Rating Agency Multi-Property Valuation Report

Schedule 6 – MLS Report

Schedule 7 – Supplemental Data Extract

Schedule 8 – Multi-Property Data Extract

Schedule 9 – Business Purpose Supplement Extract

Schedule 10 – Data Compare Report